Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure representing major components of tax expense income [line items]
Current income taxes	$ 1,154		$ 1,198	$ 1,340
Adjustments for current tax of prior periods	10		(14)	20
Origination and reversal of temporary differences	91		327	268
Effect of changes in tax rates	(4)		3	425
Previously unrecognized tax loss, tax credit or temporary difference for a prior period				(92)
Provision for income taxes	1,251	[1]	1,514	1,961
Unrealized gains (losses) on FVOCI debt securities	143		140	(69)
Reclassification to earnings of (gains) on FVOCI debt securities	(25)		(26)	(23)
Gains (losses) on derivatives designated as cash flow hedges	541		521	(432)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(16)		51	121
Unrealized (losses) on hedges of net foreign operations	(35)		(4)	(56)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(88)		(196)	111
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(10)		27	(6)
Unrealized gains on FVOCI equity securities			1	0
Share-based compensation	3		0	10
Aggregate provision for income tax in Other Comprehensive Income and Equity	513		514	(344)
Total provision for income taxes	1,764		2,028	1,617
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current income taxes	694		791	501
Provincial current income taxes	402		465	299
Current income taxes	1,096		1,256	800
Federal Deferred income taxes	(11)		(113)	(44)
Provincial deferred income taxes	(6)		(66)	(27)
Deferred income taxes	(17)		(179)	(71)
Total provision for income taxes	1,079		1,077	729
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current income taxes	450		308	233
Deferred income taxes	235		643	655
Total provision for income taxes	$ 685		$ 951	$ 888

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.